Reverse Recapitalization - Schedule of Ordinary Share Capital Issuance (Details)	6 Months Ended
Jun. 30, 2026 shares
CSIL Shareholders [Member]
Business Combinations [Line Items]
Business combination capital issuance of shares	119,522,880
PIPE Investor [Member]
Business Combinations [Line Items]
Business combination capital issuance of shares	6,564,647
Non-Redeeming Vine Hill Shareholders [Member]
Business Combinations [Line Items]
Business combination capital issuance of shares	1,292,681
Shares Issued to Vine Hill Capital Sponsor I LLC [Member]
Business Combinations [Line Items]
Business combination capital issuance of shares	4,400,001
Business Combination [Member]
Business Combinations [Line Items]
Business combination capital issuance of shares	131,780,209